ECHELON CORPORATION

550 Meridian Avenue

San Jose, California 95126

October 4, 2004

Via Facsimile ((202) 942-9638) and EDGAR transmission

Michelle M. Anderson

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549-0303

Re:	Echelon Corporation (the “Company”)

Schedule TO-I filed September 21, 2004

Schedule TO-I/A filed September 22, 2004

File No. 5-55409

Dear Ms. Anderson:

Pursuant to the request included in your letter, dated September 29, 2004, relating to the above-referenced filings, as the same are amended from time to time (collectively, the “Filings”), the Company hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the Filings;
•	Staff comments or changes to disclosure in response to Staff comments in the Filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the Filings; and
•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Company appreciates your review of the Filings. Please do not hesitate to contact me should you need anything further.

Sincerely, ECHELON CORPORATION

By:	/s/ OLIVER R. STANFIELD
Oliver R. Stanfield Executive Vice President and Chief Financial Officer
cc:	Wilson Sonsini Goodrich Rosati

Larry W. Sonsini

Page Mailliard

John E. Aguirre